Financial Risk Management - Net Borrowing-to-Equity Ratio (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total borrowings	₩ 24,305,662	₩ 21,741,216
Less: Cash and cash equivalents	8,053,108	4,775,166
Net borrowings	16,252,554	16,966,050
Total equity	₩ 58,191,897	₩ 54,713,966	₩ 47,603,523	₩ 47,763,298
Net borrowings-to-equity ratio	27.93%	31.01%